Stockholders' Equity - Schedule of Authorized Common Stock (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 06, 2021
Common stock:
Common shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock par value per share	$ 0.0001	$ 0.0001
Common stock outstanding (in shares)	125,613,424	135,566,227
Preferred stock:
Preferred stock authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock par value per share	$ 0.0001	$ 0.0001
Preferred stock outstanding (in shares)	0	0